RIGHT OF USE AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
RIGHT OF USE AND LEASE LIABILITIES
Schedule of Quantitative Information About Right-Of-Use Assets
a) Right of use asset

	Consolidated
	Useful life range (in years) (a)	2022	Additions	Write-offs	Transfer to asset held for sale	Write-off due to sale of subsidiary	Translation adjustments	2023
Cost:
Vehicles	3	164,661	73,708	(68,871)	-	(1,883)	(8,446)	159,169
Machinery and equipment	3 to 10	31,216	19,850	(2,155)	-	(7,515)	(3,515)	37,881
Buildings	3 to 10	1,570,088	224,800	(80,185)	-	(160,049)	(79,839)	1,500,669
IT equipment	10	29,052	3,891	(6,299)	-	(1,702)	146	25,088
Retail stores	3 to 10	3,361,432	344,870	(299,934)	(1,388,973)	(1,790,631)	(79,770)	146,994
Software	3 to 4	13,527	5,566	-	-	-	37	19,130
Tools and accessories	3	498	-	(415)	-	(76)	(7)	-
Total cost		5,170,474	672,685	(457,859)	(1,388,973)	(1,961,856)	(171,394)	1,888,931

Depreciation value:
Vehicles		(105,457)	(45,378)	66,122	-	1,109	7,117	(76,487)
Machinery and equipment		(13,787)	(11,535)	1,996	-	6,120	3,762	(13,444)
Buildings		(556,655)	(235,874)	61,748	-	54,968	48,061	(627,752)
IT equipment		(23,957)	(5,645)	6,299	-	1,028	3,672	(18,603)
Retail stores		(1,525,308)	(390,499)	235,125	563,908	994,062	31,908	(90,804)
Software		(3,121)	(5,772)	-	-	-	(61)	(8,954)
Tools and accessories		(302)	(132)	300	-	-	(1,944)	(2,078)
Total accrued depreciation		(2,228,587)	(694,835)	371,590	563,908	1,057,287	92,515	(838,122)
Net total		2,941,887	(22,150)	(86,269)	(825,065)	(904,569)	(78,879)	1,050,809

	Consolidated
	Useful life in Years(a)	2021	Additions	Write-offs	Impairment	Transfers (c)	Translation adjustment	2022
Cost:
Vehicles	3	168,062	38,241	(25,734)	-	-	(15,908)	164,661
Machinery and equipment	3 a 10	33,629	13,455	(11,166)	-	-	(4,702)	31,216
Buildings	3 a 10	1,543,018	296,161	(185,967)	-	(35,484)	(47,640)	1,570,088
IT equipment	10	31,803	2,618	(4,151)	-	-	(1,218)	29,052
Retail stores	3 a 10	3,417,595	712,979	(373,830)	(30,785)	36,401	(400,928)	3,361,432
Software		-	13,527	-	-	-	-	13,527
Tools and accessories	3	1,053	-	(394)	-	-	(161)	498
Total cost		5,195,160	1,076,981	(601,242)	(30,785)	917	(470,557)	5,170,474

Depreciation value:
Vehicles		(91,509)	(46,287)	24,354	-	-	7,985	(105,457)
Machinery and equipment		(17,133)	(9,986)	11,166	-	-	2,166	(13,787)
Buildings		(507,045)	(249,796)	137,349	-	31,917	30,920	(556,655)
IT equipment		(24,410)	(6,608)	4,345	-	-	2,716	(23,957)
Retail stores		(1,458,512)	(611,862)	367,247	-	(31,960)	209,779	(1,525,308)
Software		-	(3,121)	-	-	-	-	(3,121)
Tools and accessories		(582)	(206)	394	-	-	92	(302)
Total accrued depreciation		(2,099,191)	(927,866)	544,855	-	(43)	253,658	(2,228,587)
Net total		3,095,969	149,115	(56,387)	(30,785)	874	(216,899)	2,941,887

Schedule Of Detailed Information About Cash Outflow Related To Leases
	Consolidated
	2023	2022
Amounts recognized in the statement of income and losses:
Financial expense on lease	110,356	112,456
Amortization of right of use	287,568	302,144
Appropriation in the result of variable lease installments not included in the measurement of lease liabilities	7,382	1,855
Sublease revenue	(17,210)	(20,724)
Short-term lease expenses and low-value assets	6,444	21,556
Benefits granted by lessor related to Covid-19	(111)	(1,366)
Adjustment to recoverable value of right-of-use assets - impairment	1,321	-

Amounts recognized in the financing activities in the cash flow statement:
Lease payments (principal)	309,328	277,086
Amounts recognized in the operating activities in the cash flow statement:
Lease payments (interest)	100,442	113,655
Variable lease payments, not included in the measurement of lease liabilities	7,382	1,855
Short-term and low-value assets lease payments	1,906	6,510

Schedule Of Lease Obligation
	Consolidated
	2023	2022
Current	298,600	878,448
Non-current	851,840	2,392,289
Total	1,150,440	3,270,737

Schedule Of Changes In The Balance Of Lease Obligation
Consolidated
Balance as of December 31, 2021	3,547,863
New agreements and modifications	1,065,794
Payments (principal amount)	(953,048)
Payments (interest)	(199,769)
Appropriation of financial charges	200,246
Write-off(a)	(19,763)
Translation adjustment	(370,585)
Balance as of December 31, 2022	3,270,737
Transfer to held for sale	(891,098)
New agreements and modifications	779,049
Payments (principal amount)	(828,538)
Payments (interest)	(183,409)
Appropriation of financial charges	187,410
Write-offs(a)	(43,877)
Write-off due to sale of subsidiary(b)	(1,025,898)
Translation adjustment	(113,936)
Balance as of December 31, 2023	1,150,440

a)	Mainly related to termination of agreements related to lease of stores.
b)	Refers to the write-off of lease liabilities associated with the sale of the former subsidiaries Aesop and The Body Shop.

Schedule of lease rates applied, according to the lease terms based on maturity.
		Contractual payments - consolidated
Maturity	Average discount rate	2023	2024	2025	2026	2027	Onwards 2028
2023-2024	5.5% to 16.3%	25,982	135,841	-	-	-	-
2025-2027	5.4% to 18.7%	102,094	107,651	85,311	74,275	19,394	-
2028-2030	7.3% to 20.5%	8,119	9,092	10,200	11,450	12,850	12,442
2031-2036	7.7% to 21.9%	3,465	10,513	10,728	10,980	11,259	41,990
Total		139,660	263,097	106,239	96,705	43,503	54,432
Projected inflation[1]		4%	3%	3%	3%	3%	3%

[1] Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.

Schedule of maturities of the lease liabilities
	Consolidated
	2023	2022
Less than 1 year	401,217	1,070,253
From 1 to 5 years	912,529	2,019,723
More than 5 years	135,207	856,402
Total expected cashflows	1,448,953	3,946,378
Interests to incur	(298,513)	(675,641)
Total	1,150,440	3,270,737